Borrowed Funds (Maturity Of Borrowed Funds) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Federal Home Loan Bank, Advances, Maturities Summary	$ 2,400,000	$ 2,376,000
Repurchase Agreements Amount	515,000
Total Borrowings Amount	2,915,000
Weighted Average Contractual Rate	3.48%
Weighted Average Effective Rate	3.76%
2012 [Member]
Federal Home Loan Bank, Advances, Maturities Summary	350,000
Repurchase Agreements Amount	150,000
Total Borrowings Amount	500,000
Weighted Average Contractual Rate	3.67%
Weighted Average Effective Rate	3.67%
2013 [Member]
Federal Home Loan Bank, Advances, Maturities Summary	525,000
Repurchase Agreements Amount	145,000
Total Borrowings Amount	670,000
Weighted Average Contractual Rate	3.74%
Weighted Average Effective Rate	4.00%
2014 [Member]
Federal Home Loan Bank, Advances, Maturities Summary	450,000
Repurchase Agreements Amount	100,000
Total Borrowings Amount	550,000
Weighted Average Contractual Rate	3.33%
Weighted Average Effective Rate	3.96%
2015 [Member]
Federal Home Loan Bank, Advances, Maturities Summary	200,000
Repurchase Agreements Amount	20,000
Total Borrowings Amount	220,000
Weighted Average Contractual Rate	3.50%
Weighted Average Effective Rate	4.16%
2016 [Member]
Federal Home Loan Bank, Advances, Maturities Summary	275,000
Total Borrowings Amount	275,000
Weighted Average Contractual Rate	3.86%
Weighted Average Effective Rate	4.39%
Thereafter [Member]
Federal Home Loan Bank, Advances, Maturities Summary	600,000
Repurchase Agreements Amount	100,000
Total Borrowings Amount	$ 700,000
Weighted Average Contractual Rate	3.06%
Weighted Average Effective Rate	3.08%